Summary of Significant Accounting Policies (Details) - Schedule of Exchanges Rates	Oct. 04, 2023	Jun. 30, 2023	Mar. 31, 2023
Year-end spot rate [Member]
Schedule of Exchanges Rates [Line Items]
Exchange rate	1.0518	1.092	1.0872
Average rate for the year [Member]
Schedule of Exchanges Rates [Line Items]
Exchange rate	1.0877	1.0888	1.0414